DEAN WITTER CAPITAL GROWTH SECURITIES
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048
                          (212) 392-1600






                                             January 7, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Capital Growth Securities
     File 33-32519
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 29, 1997.


                                             Very truly yours,
                                        /s/Frank Bruttomesso
                                      Frank Bruttomesso
                                      Assistant Secretary




cc: Randolph Koch
    Barry Fink